Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Available for Sale [Abstract]
Amortized Cost and Fair Value of Mortgage-Backed Securities Available for Sale
The amortized cost and fair value of investment securities available for sale at December 31, 2012 and December 31, 2011 are summarized below (in thousands):

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$3,450	$8	$(1)	$3,457
Corporate securities	1,742	--	(74)	1,668
Short-term bond fund	1,082	--	(12)	1,070
Limited-term bond fund	518	--	(6)	512
	$6,792	$8	$(93)	$6,707

Certificate of Deposit by Maturity
The amortized cost and fair value of available for sale debt securities at December 31, 2012, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$--	$--
Due after one year through five years	1,747	1,826
Due after five years through ten years	500	501
	$2,247	$2,327

Securities in Continuous Unrealized Loss Position
The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011 (dollar amounts in thousands):

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)

	December 31, 2011
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agency securities	1	$499	$(1)	$--	$--	$499	$(1)
Corporate securities	6	1,668	(74)	--	--	1,668	(74)
Short-term bond fund	1	1,070	(12)	--	--	1,070	(12)
Limited-term bond fund	1	--	--	512	(6)	512	(6)
Total	9	$3,237	$(87)	$512	$(6)	$3,749	$(93)